Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
C.
Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). GALIC’s Level 1 financial instruments consist primarily of publicly traded equity and debt securities for which quoted market prices in active markets are available.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. GALIC’s Level 2 financial instruments include separate account assets, highly liquid government bonds, corporate and municipal fixed maturity securities, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”), certain non-affiliated
common stocks and equity index options priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, issuer spreads and benchmark securities.
Level 3 — Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available at the valuation date. Financial instruments whose fair value is estimated based mostly on internally developed using significant inputs not based on, or corroborated by, observable market information are classified as Level 3.
For the first five months of 2021 and in prior years, AFG’s management was responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 investment professionals whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by AFG’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing services regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.
Beginning in June of 2021 MassMutual assumed responsibility for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. General Investment Account valuation is provided by MassMutual’s Pricing Operations team, a group is led by MassMutual’s Head of Investment Operations who reports directly to MassMutual’s Chief Investment Officer. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by members of MassMutual’s Pricing Operations team. Asset valuation specialists, MassMutual internal investment professionals who are familiar with the securities being priced and the markets in which they trade, review prices that breach defined tolerance thresholds to determine if the price is appropriate. In addition, the Investment Pricing Operations team considers widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. The Investment Pricing Operations team communicates directly with the pricing services regarding the methods and assumptions used in pricing as needed on an ad hoc basis and during annual pricing vendor due diligence procedures.

	Level 1	Level 2	Level 3	Total
September 30, 2021 (unaudited)
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$—	$25	$—	$25
States, municipalities and political subdivisions	—	2,885	59	2,944
Foreign government	—	34	—	34
Residential MBS	—	2,516	2	2,518
Commercial MBS	—	593	9	602
Collateralized loan obligations	—	3,290	—	3,290
Other asset-backed securities	298	6,742	1,026	8,066
Corporate and other	28	16,847	1,729	18,604

Total AFS fixed maturities	326	32,932	2,825	36,083
Trading fixed maturities	—	40	—	40
Equity securities	68	199	381	648
Equity index call options	—	646	—	646
Variable annuity assets (separate accounts) (*)	—	668	—	668
Other assets — derivatives	—	59	—	59

Total assets accounted for at fair value	$394	$34,544	$3,206	$38,144

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$4,208	$4,208
Other liabilities — derivatives	—	19	—	19

Total liabilities accounted for at fair value	$—	$19	$4,208	$4,227

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2020
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$6	$23	$15	$44
States, municipalities and political subdivisions	—	3,358	64	3,422
Foreign government	—	34	—	34
Residential MBS	—	2,013	127	2,140
Commercial MBS	—	688	10	698
Collateralized loan obligations	—	3,443	48	3,491
Other asset-backed securities	—	4,107	1,069	5,176
Corporate and other	41	17,733	1,344	19,118

Total AFS fixed maturities	47	31,399	2,677	34,123
Trading fixed maturities	—	42	—	42
Equity securities	431	49	293	773
Equity index call options	—	825	—	825
Variable annuity assets (separate accounts) (*)	—	664	—	664
Other assets — derivatives	—	102	—	102

Total assets accounted for at fair value	$478	$33,081	$2,970	$36,529

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$3,933	$3,933
Other liabilities — derivatives	—	10	—	10

Total liabilities accounted for at fair value	$—	$10	$3,933	$3,943

December 31, 2019
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$6	$24	$15	$45
States, municipalities and political subdivisions	—	4,284	65	4,349
Foreign government	—	34	—	34
Residential MBS	—	1,971	128	2,099
Commercial MBS	—	806	29	835
Collateralized loan obligations	—	3,365	14	3,379
Other asset-backed securities	—	4,357	1,030	5,387
Corporate and other	16	20,220	1,535	21,771

Total AFS fixed maturities	22	35,061	2,816	37,899
Trading fixed maturities	—	54	—	54
Equity securities	492	41	276	809
Equity index call options	—	924	—	924
Variable annuity assets (separate accounts) (*)	—	628	—	628
Other assets — derivatives	—	50	—	50

Total assets accounted for at fair value	$514	$36,758	$3,092	$40,364

Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$3,730	$3,730
Other liabilities — derivatives	—	10	—	10

Total liabilities accounted for at fair value	$—	$10	$3,730	$3,740

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

Approximately 8% of the total assets carried at fair value on September 30, 2021 (unaudited) were Level 3 assets. Approximately $
49
 million (
2
%) of the Level 3 assets were priced by pricing services where either a single price was not corroborated, prices varied enough among the providers or other market factors led management to determine these securities should be classified as Level 3 assets.
Internally developed Level 3 asset fair values represent approximately $
3.14
 billion (
98
%) of the total fair value of Level 3 assets at September 30, 2021 (unaudited). The fixed maturities are priced using a variety of inputs, including appropriate credit spreads over the treasury yield (of a similar duration), trade information and prices of comparable securities and other security specific features (such as optional early redemption). Internally developed prices for equity securities are based primarily on financial information of the entities invested in and sales of comparable companies. Management believes that any justifiable changes in unobservable inputs used to determine internally developed fair values would not have resulted in a material change in GALIC’s financial position.
The derivatives embedded in GALIC’s fixed-indexed and registered index-linked annuity liabilities are measured using a discounted cash flow approach and had a fair value of $
4.21
 billion at September 30, 2021 (unaudited) and $
3.93
 billion at December 31, 2020.
The following table presents information about the unobservable inputs used by management in determining fair value of these Level 3 liabilities at September 30, 2021 (unaudited). See

Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for insurance subsidiary’s credit risk	0% – 2.2% over the risk-free rate
Risk margin for uncertainty in cash flows	0.99% reduction in the discount rate
Surrenders	7% – 22% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	2.0% – 13.7% of indexed account value
Budgeted option costs	2.2% – 2.8% of indexed account value
The range of adjustments for credit risk is based on the Moody’s corporate A2 bond index and reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of GALIC’s individual fixed-indexed and registered index-linked annuity products with an expected range of 8% to 11% in the majority of future calendar years (
7
% to 22% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flow assumptions in the table above would increase the fair value of the fixed-indexed and registered index-linked annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

Changes in balances of Level 3 financial assets and liabilities carried at fair value during the nine months ended September 30, 2021 (unaudited) and the years ended December 31, 2020, 2019 and 2018 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in
Note A
 —
“Accounting Policies
 — Investments.”
All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2020	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at September 30, 2021 (unaudited)
AFS fixed maturities:
U.S. government agency	$15	$3	$(18)	$—	$—	$—	$—	$—
State and municipal	64	—	(2)	—	(3)	—	—	59
Residential MBS	127	(3)	1	—	(13)	2	(112)	2
Commercial MBS	10	(1)	—	—	(1)	8	(7)	9
Collateralized loan obligations	48	3	(3)	—	(1)	—	(47)	—
Other asset-backed securities	1,069	5	3	330	(318)	152	(215)	1,026
Corporate and other	1,344	—	58	235	(134)	295	(69)	1,729

Total AFS fixed maturities	2,677	7	39	565	(470)	457	(450)	2,825
Equity securities	293	91	—	69	(65)	—	(7)	381

Total Level 3 assets	$2,970	$98	$39	$634	$(535)	$457	$(457)	$3,206

Embedded derivatives	$(3,933)	$(296)	$—	$(283)	$304	$—	$—	$(4,208)

Total Level 3 liabilities	$(3,933)	$(296)	$—	$(283)	$304	$—	$—	$(4,208)

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2019	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2020
AFS fixed maturities:
U.S. government agency	$15	$3	$(3)	$—	$—	$—	$—	$15
State and municipal	65	—	4	—	(3)	—	(2)	64
Residential MBS	128	(6)	(7)	—	(13)	49	(24)	127
Commercial MBS	29	—	—	—	(3)	1	(17)	10
Collateralized loan obligations	14	(5)	17	—	—	135	(113)	48
Other asset-backed securities	1,030	(10)	14	296	(282)	173	(152)	1,069
Corporate and other	1,535	2	34	227	(130)	128	(452)	1,344

Total AFS fixed maturities	2,816	(16)	59	523	(431)	486	(760)	2,677
Equity securities	276	(1)	—	35	(12)	9	(14)	293

Total Level 3 assets	$3,092	$(17)	$59	$558	$(443)	$495	$(774)	$2,970

Embedded derivatives (*)	$(3,730)	$(283)	$—	$(242)	$322	$—	$—	$(3,933)

Total Level 3 liabilities	$(3,730)	$(283)	$—	$(242)	$322	$—	$—	$(3,933)

(*)
Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects a favorable adjustment related to the unlocking of actuarial assumptions of $
240
 million in 2020.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2019
AFS fixed maturities:
U.S. government agency	$8	$—	$7	$—	$—	$—	$—	$15
State and municipal	59	—	6	—	(3)	10	(7)	65
Residential MBS	161	3	(3)	—	(18)	36	(51)	128
Commercial MBS	48	2	—	—	(13)	3	(11)	29
Collateralized loan obligations	85	(4)	4	—	—	14	(85)	14
Other asset-backed securities	543	—	5	727	(162)	23	(106)	1,030
Corporate and other	1,719	(1)	53	378	(250)	28	(392)	1,535

Total AFS fixed maturities	2,623	—	72	1,105	(446)	114	(652)	2,816
Equity securities	212	8	—	36	(2)	22	—	276

Total Level 3 assets	$2,835	$8	$72	$1,141	$(448)	$136	$(652)	$3,092

Embedded derivatives (*)	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)

Total Level 3 liabilities	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)

(*)
Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $
181
 million in 2019.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Collateralized loan obligations	142	(2)	(9)	24	(11)	2	(61)	85
Other asset-backed securities	398	—	(1)	292	(171)	69	(44)	543
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719

Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212

Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $ 44 million in 2018.

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
September 30, 2021 (unaudited)
Financial assets:
Cash and cash equivalents	$1,308	$1,308	$1,308	$—	$—
Mortgage loans	1,512	—	—	—	—
Policy loans	142	142	—	—	—

Total financial assets not accounted for at fair value	$2,962	$—	$—	$—	$—

Financial liabilities:
Annuity benefits accumulated (*)	$—	$—	$—	$—	$—

Total financial liabilities not accounted for at fair value	$—	$—	$—	$—	$—

December 31, 2020
Financial assets:
Cash and cash equivalents	$1,151	$1,151	$1,151	$—	$—
Mortgage loans	1,251	1,271	—	—	1,271
Policy loans	151	151	—	—	151

Total financial assets not accounted for at fair value	$2,553	$2,573	$1,151	$—	$1,422

Financial liabilities:
Annuity benefits accumulated (*)	$41,460	$43,081	$—	$—	$43,081

Total financial liabilities not accounted for at fair value	$41,460	$43,081	$—	$—	$43,081

December 31, 2019
Financial assets:
Cash and cash equivalents	$734	$734	$734	$—	$—
Mortgage loans	1,072	1,081	—	—	1,081
Policy loans	164	164	—	—	164

Total financial assets not accounted for at fair value	$1,970	$1,979	$734	$—	$1,245

Financial liabilities:
Annuity benefits accumulated (*)	$40,160	$40,182	$—	$—	$40,182

Total financial liabilities not accounted for at fair value	$40,160	$40,182	$—	$—	$40,182

(*)	Excludes $ 1.16 billion, $ 1.11 billion and $ 247 million of life contingent annuities in the payout phase at September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively.